DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

9.    DERIVATIVE FINANCIAL INSTRUMENTS

In the normal course of business, Grupo Supervielle enters into a variety of transactions principally in the foreign exchange stock markets. Most counterparties in the derivative transactions are banks and other financial institutions.

These instruments include:

●	Forwards and futures: they are agreements to deliver or take delivery at a specified rate, price or index applied against the underlying asset or financial instrument, at a specific date. Futures are exchange traded at standardized amounts of the underlying asset or financial instrument.

Forwards contracts are OTC agreements and are principally dealt in by Grupo Supervielle in foreign exchange as forward agreements.

●	Swaps: they are agreements between two parties with the intention to exchange cash flows and risks at specific date and for a period in the future.
●	Options: they confer the right to the buyer, but no obligation, to receive or pay a specific quantity of an asset or financial instrument for a specified price at or before a specified date.

As of December 31, 2023 and 2022, the following amounts were recorded for operations related to derivatives:

	12/31/2023	12/31/2022
Amounts receivable for spot and forward transactions pending settlement	2,869,609	634,487
Amounts payable for spot and forward transactions pending settlement	158,431	182,977
Put option taken with Central Bank	767,053	102,917
	3,795,093	920,381

The following table shows, the notional value of options and outstanding forward and futures contracts as of December 31, 2023 and 2022:

	12/31/2023	12/31/2022
Forward sales of foreign exchange without delivery of underlying assets	16,963,766	42,092,038
Forward purchases of foreign exchange without delivery of underlying assets	20,797,187	12,486,369

The incomes/(expenses) generated by derivative financial instruments during the years ended December 31, 2023, 2022 and 2021 amounted to $10,282,330, $2,065,245 and $9,613,101 respectively.